DERIVATIVES - Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Notional Value	$ 1,674,080	$ 1,354,056
Asset conversion swaps
Derivative [Line Items]
Notional Value	$ 1,674,080
Average Maturity (years)	5 years 11 months
Fair Value	$ (5)
Weighted-Average Rate Receive	4.01%
Weighted-Average Rate Pay	4.01%
Asset conversion swaps | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Notional Value	$ 837,040
Average Maturity (years)	5 years 11 months
Fair Value	$ 1,624
Weighted-Average Rate Receive	4.37%
Weighted-Average Rate Pay	3.66%
Asset conversion swaps | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Notional Value	$ 837,040
Average Maturity (years)	5 years 11 months
Fair Value	$ (1,629)
Weighted-Average Rate Receive	3.66%
Weighted-Average Rate Pay	4.37%